RELATED PARTY TRANSACTIONS	9 Months Ended
Dec. 31, 2021
Related Party Transactions
RELATED PARTY TRANSACTIONS

NOTE 18. RELATED PARTY TRANSACTIONS

Investments

The Company has entered into related party transactions and certain services agreements with its investees.  Key management of the Company has also entered into related party transactions with investees. Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company. The Board of Directors, Chairman, Chief Executive Officer and Chief Financial Officer are key management personnel.

The following subsidiaries and associates are considered related parties:

(a)	Stimunity. One of the two directors on the Board of Directors of Stimunity is controlled by Portage (see Note 6, “Investment in Associate”).

(b)	iOx. Two of the three directorships on the Board of Directors of iOx is controlled by Portage. Additionally, Portage has an observer on the Board of iOx. The CEO of the Company is also the CEO of iOx, and the management team of the Company comprise the management team of iOx.

(c)	Saugatuck. One of the three directorships on the Board of Directors of Saugatuck is controlled by Portage. Additionally, the CEO of the Company is also the CEO of Saugatuck and the management team of the Company comprise the management team of Saugatuck.

(d)	Intensity. One of the four directorships on the Board of Directors of Intensity is represented by Portage. Additionally, the CEO of the Company is an officer and employee of Intensity (see Note 8, “Investments in Private Companies”).

(e)	PGL. PPL held 65% equity in PGL, committed to provide financing and also handles financial and administrative matters of PGL. The Company disposed of 100% of its interests in PPL and PGL on March 3, 2021 (see Note 7, “Disposition of PPL”).

(f)	Portage Development Services. A 100% owned subsidiary incorporated in Delaware, which provides human resources, and other services to each operating subsidiary via a shared services agreement.

The following are significant related party balances and transactions other than those disclosed elsewhere in the condensed consolidated interim financial statements:

Interest expense includes $78,427 interest incurred for the nine months ended December 31, 2020, on notes issued to members of the Portage Board of Directors. The SalvaRx Notes were settled as of August 6, 2020 and, accordingly, no further interest expense was incurred. In connection with the settlement of the SalvaRx Notes, $692,045 of accrued interest and $805,000 of principal was paid to directors. The directors also exchanged an aggregate $2,415,000 of notes payable for SalvaRx warrants at a price of $6.64, which were exchanged for Portage warrants and converted to Portage stock on October 13, 2020 (see Note 11, “Unsecured Notes Payable”).

In January 2020, a board member of the Company advanced the Company $1.0 million, which was repaid in July 2020. There was no interest or fees associated with this advance.

Transactions between the parent company and its subsidiaries, which are related parties, have been eliminated in consolidation and are not disclosed in this note.

On September 8, 2021, the Company, through SalvaRx, completed a settlement of loans (including interest) to and receivables from iOx for services rendered in exchange for 23,772 ordinary shares of iOx at a price of £162. Simultaneously, the Company entered into an agreement with Oxford Sciences Innovation, Plc (“OSI”), the holder of $0.15 million notes plus accrued interest under which OSI exchanged the notes plus accrued interest for 820 shares of iOx. The Company followed the guidance provided by an IFRS Discussion Group Public Meeting dated November 29, 2016, following the general tenets of IAS 39, “Financial Instruments: Recognition and Measurement,” and IFRIC 19, “Extinguishing Financial Liabilities with Equity Instruments” and recorded the exchange at historical cost. Additionally, no profit or loss was recorded in connection with the exchange. As a result of these transactions, the Company, through SalvaRx, increased its ownership up from 60.49% to 78.32%.

Bonuses & Board Compensation Arrangements

In December 2021, the Compensation Committee approved performance bonuses payable to senior management totaling $0.7 million. The bonuses were paid in December 2021.

In addition, the Compensation Committee of the Board established board of director compensation. Effective January 1, 2022, each non-executive board member will be entitled to receive board fees of $40,000 per annum, payable quarterly in arrears. Additionally, each non-executive board member will be entitled to an annual grant of 6,900 options to purchase common shares, which would vest the first annual anniversary of the date of grant.

Additionally, the chairperson of each of the Audit Committee, Compensation Committee and Nomination Committee will be entitled to annual fees of $15,000, $12,000 and $8,000, respectively, payable quarterly in arrears. Members of those committees will be entitled to annual fees of $7,500, $6,000 and $4,000, respectively, payable quarterly in arrears.